TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit)	$ 184	$ 92	$ 134
Taxes in respect of previous years	70	0	54
Deferred in Israel	138	(277)	0
Income Tax Expense (Benefit)	392	(185)	188
In Israel [Member]
Current State And Local Tax Expense Benefit	88	43	72
Outside Israel [Member]
Current Foreign Tax Expense Benefit	$ 96	$ 49	$ 62